Financial Instruments - Classification by Nature, Category and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Net financial liabilities	€ (5,719,170)	€ (5,222,848)
Measured at fair value
Financial instruments
Financial assets	19,941	47,046
Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	7	38,708
Financial assets, at fair value	7	38,708
Measured at fair value | Financial derivatives
Financial instruments
Financial assets	19,934	8,338
Financial assets, at fair value	19,934	8,338
Measured at fair value | Level 1 | Non-current financial assets
Financial instruments
Financial assets, at fair value	7	38,708
Measured at fair value | Level 3 | Financial derivatives
Financial instruments
Financial assets, at fair value	19,934	8,338
Not measured at fair value
Financial instruments
Financial assets	1,537,002	1,224,966
Financial liabilities	(7,276,113)	(6,494,860)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(1,005,333)	(858,911)
Financial liabilities, at fair value	(985,480)	(1,018,130)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(97,645)	(90,294)
Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(4,901,240)	(4,853,939)
Financial liabilities, at fair value	(5,055,323)	(5,063,769)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(264,525)	(198,741)
Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities	(12,885)	(9,360)
Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(95,217)	(45,640)
Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(721,699)	(423,096)
Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities	(7,079)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(1,301)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(169,189)	(14,879)
Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	107,594	22,843
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	34,031	10,738
Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	361,585	304,864
Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	1,033,792	886,521
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value	(985,480)	(1,018,130)
Not measured at fair value | Level 2 | Senior Secured debt
Financial instruments
Financial liabilities, at fair value	(5,055,323)	(5,063,769)
Loans and receivables
Financial instruments
Financial assets		1,224,966
Loans and receivables | Not measured at fair value
Financial instruments
Financial assets		1,224,966
Loans and receivables | Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets		22,843
Loans and receivables | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets		10,738
Loans and receivables | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets		304,864
Loans and receivables | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets		886,521
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	19,941
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	19,941
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets	7
Financial assets at fair value through profit or loss | Measured at fair value | Financial derivatives
Financial instruments
Financial assets	19,934
Financial instruments held for trading
Financial instruments
Financial assets		8,338
Financial instruments held for trading | Measured at fair value
Financial instruments
Financial assets		8,338
Financial instruments held for trading | Measured at fair value | Financial derivatives
Financial instruments
Financial assets		8,338
Available for sale financial assets
Financial instruments
Financial assets		38,708
Available for sale financial assets | Measured at fair value
Financial instruments
Financial assets		38,708
Available for sale financial assets | Measured at fair value | Non-current financial assets
Financial instruments
Financial assets		38,708
Amortised cost
Financial instruments
Financial assets	1,537,002
Amortised cost | Not measured at fair value
Financial instruments
Financial assets	1,537,002
Amortised cost | Not measured at fair value | Non-current financial assets
Financial instruments
Financial assets	107,594
Amortised cost | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	34,031
Amortised cost | Not measured at fair value | Trade and other receivables
Financial instruments
Financial assets	361,585
Amortised cost | Not measured at fair value | Cash and cash equivalents
Financial instruments
Financial assets	1,033,792
Amortised cost
Financial instruments
Financial liabilities	(6,383,924)	(6,494,860)
Amortised cost | Not measured at fair value
Financial instruments
Financial liabilities	(6,383,924)	(6,494,860)
Amortised cost | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(1,005,333)	(858,911)
Amortised cost | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(97,645)	(90,294)
Amortised cost | Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(4,901,240)	(4,853,939)
Amortised cost | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(264,525)	(198,741)
Amortised cost | Not measured at fair value | Finance lease payable
Financial instruments
Financial liabilities	(12,885)	(9,360)
Amortised cost | Not measured at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(95,217)	(45,640)
Amortised cost | Not measured at fair value | Trade payables
Financial instruments
Financial liabilities		(423,096)
Amortised cost | Not measured at fair value | Debts with associates
Financial instruments
Financial liabilities	(7,079)
Amortised cost | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities		€ (14,879)
Other financial liabilities
Financial instruments
Financial liabilities	(892,189)
Other financial liabilities | Not measured at fair value
Financial instruments
Financial liabilities	(892,189)
Other financial liabilities | Not measured at fair value | Trade payables
Financial instruments
Financial liabilities	(721,699)
Other financial liabilities | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(1,301)
Other financial liabilities | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	€ (169,189)